LEASES (Details Narrative) - Turnongreen Inc [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Depreciation and amortization expense	$ 24,000	$ 6,000
Property and equipment			$ 30,000	$ 13,000